Segmented information (Tables)	3 Months Ended
Nov. 30, 2022
Segmented Information
Schedule of operating segments

	Three months ended November 30,
Revenue	2022	2021
Tanzania	$9,718	$-
Total revenue	$9,718	$-

Non-current assets	November 30, 2022	August 31, 2022
Canada	$65	$-
Tanzania	59,668	55,993
Total non-current assets	$59,733	$55,993